Goodwill And Other Intangible Assets (Change In Goodwill) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended
	Oct. 01, 2013	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Mar. 31, 2015
Goodwill, Beginning Balance		$ 452.8		$ 452.8			$ 317.0
Goodwill, Impairment Loss	306.3	135.8
Goodwill, Ending Balance				317.0			317.0
Parent Company [Member]
Goodwill, Impairment Loss			1,817.2
DPL [Member]
Goodwill, Beginning Balance		452.8		452.8	759.1
Goodwill, Gross			2,576.3	2,576.3	2,576.3
Goodwill, Impairment Loss				(135.8)	(306.3)
Goodwill, Impaired, Accumulated Impairment Loss			(1,817.2)	(2,259.3)	(2,123.5)
Goodwill, Ending Balance				317.0	452.8
DP&L [Member]
Goodwill, Beginning Balance					623.3
Goodwill, Gross			2,440.5	2,440.5	2,440.5
Goodwill, Impairment Loss					(306.3)
Goodwill, Impaired, Accumulated Impairment Loss			(1,817.2)	(2,123.5)	(2,123.5)
Goodwill, Ending Balance				317.0	317.0
DPLER [Member]
Goodwill, Beginning Balance		135.8		135.8		135.8
Goodwill, Gross			135.8	135.8	135.8
Goodwill, Impairment Loss		135.8		(135.8)		135.8
Goodwill, Impaired, Accumulated Impairment Loss				(135.8)
Goodwill, Ending Balance		$ 135.8	$ 135.8